Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss)

14. Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (“AOCI”), net of related taxes, as of December 31, 2013 and 2012 were as follows (in thousands) :

	Foreign Currency Translation	Defined Benefit Pension Plans	Total
Balance as of December 31, 2011	$2,038	$(261)	$1,777
Other comprehensive income before reclassifications	(427)	—	(427)
Amounts reclassified from AOCI	—	29	29
Net other comprehensive income (loss)	(427)	29	(398)
Balance as of December 31, 2012	$1,611	$(232)	$1,379
Other comprehensive income before reclassifications	(988)	—	(988)
Amounts reclassified from AOCI	604	232	836
Net other comprehensive income (loss)	(384)	232	(152)
Balance as of December 31, 2013	$1,227	$—	$1,227

The reclassifications out of AOCI for the years ended December 31, 2013 and 2012 are included within results of discontinued operations.

Details about AOCI Components	Year Ended December 31, 2013	Year Ended December 31, 2012
Foreign Currency Translation:
Foreign currency translation reclassified into earnings upon sale of foreign subsidiaries	$604	$—
Defined benefit pension plans:
Amortization of prior service costs	23	16
Amortization of transition obligation	54	52
Total reclassifications for the period	$681	$68